Cash and cash equivalents (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Cash and cash equivalents
Cash at banks	€ 64,239		€ 71,803
Term deposits			95,000
Cash and cash equivalents from continuing operations	64,239	$ 40,300,000	166,803
Cash and cash equivalents included in assets held for sale (HFS)			7
Total cash and cash equivalents	€ 64,239		€ 166,810	€ 508,117	€ 2,233,368